Voya Separate Portfolios Trust

Voya Emerging Markets Corporate Debt Fund Voya Emerging Markets Hard Currency Debt Fund Voya Emerging Markets Local Currency Debt Fund (the "Funds")

Supplement dated May 3, 2022

to the Funds' Class A, Class I, Class P, Class T and Class W

Prospectus, dated July 31, 2021, as supplemented

(the "Prospectus")

Effective immediately: (1) Jean-Dominique Bütikofer, CFA no longer serves as a portfolio manager for the Funds; (2) Kurt Kringelis, CFA no longer serves as a portfolio manager for Voya Emerging Markets Corporate Debt Fund; (3) Matthew Toms, CFA no longer serves as a portfolio manager for Voya Emerging Markets Hard Currency Debt Fund; and (4) Anil Katarya, CFA is added as a portfolio manager for Voya Emerging Markets Corporate Debt Fund and Voya Emerging Markets Hard Currency Debt Fund.

Effective immediately, the Prospectus is revised as follows:

1.All references to: (1) Jean-Dominique Bütikofer, CFA as a portfolio manager for the Funds are hereby deleted in their entirety; (2) Kurt Kringelis, CFA as a portfolio manager for Voya Emerging Markets Corporate Debt Fund are hereby deleted in their entirety; and (3) Matthew Toms, CFA as a portfolio manager for Voya Emerging Markets Hard Currency Debt Fund are hereby deleted in their entirety.

2.The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in Voya Emerging Markets Corporate Debt Fund's and Voya Emerging Markets Hard Currency Debt Fund's Summary Sections are deleted in their entirety and replaced with the following:

Portfolio Managers
Anil Katarya, CFA	Anthony Routh
Portfolio Manager (since 05/22)	Portfolio Manager (since 07/21)

3.The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in the Voya Emerging Markets Local Currency Debt Fund's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Manager

Brian Timberlake, Ph.D., CFA Portfolio Manager (since 05/13)

4.The sub-section of the Prospectus entitled "Management of the Funds – The Sub-Adviser and Portfolio Managers – Voya Emerging Markets Corporate Debt Fund" and the sub- section of the Prospectus entitled "Management of the Funds – The Sub-Adviser and Portfolio Managers – Voya Emerging Markets Hard Currency Debt Fund" are amended to add the following paragraph:

Anil Katarya, CFA, Global Head of Investment Grade Credit, joined Voya IM in 2000 and is responsible for managing the credit allocation for external client business across multi- sector and credit portfolios.

5.The first sentence of the sub-section of the Prospectus entitled "Management of the Funds

– The Sub-Adviser and Portfolio Managers – Voya Emerging Markets Local Currency Debt Fund" is deleted in its entirety and replaced with the following:

The following individual is responsible for the day-to-day management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Voya Separate Portfolios Trust

Voya Emerging Markets Corporate Debt Fund

Voya Emerging Markets Hard Currency Debt Fund Voya Emerging Markets Local Currency Debt Fund (the "Funds")

Supplement dated May 3, 2022

to the Funds' Class A, Class I, Class P, Class T and Class W Statement of Additional Information, dated July 31, 2021 (the "SAI")

Effective immediately: (1) Jean-Dominique Bütikofer, CFA no longer serves as a portfolio manager for the Funds; (2) Kurt Kringelis, CFA no longer serves as a portfolio manager for Voya Emerging Markets Corporate Debt Fund; (3) Matthew Toms, CFA no longer serves as a portfolio manager for Voya Emerging Markets Hard Currency Debt Fund; and (4) Anil Katarya, CFA is added as a portfolio manager for Voya Emerging Markets Corporate Debt Fund and Voya Emerging Markets Hard Currency Debt Fund.

Effective immediately, the SAI is revised as follows:

1.All references to: (1) Jean-Dominique Bütikofer, CFA as a portfolio manager for the Funds are hereby deleted in their entirety; (2) Kurt Kringelis, CFA as a portfolio manager for Voya Emerging Markets Corporate Debt Fund are hereby deleted in their entirety; and (3) Matthew Toms, CFA as a portfolio manager for Voya Emerging Markets Hard Currency Debt Fund are hereby deleted in their entirety.

2.The line item with respect to Anil Katarya in the table in the sub-section of the SAI entitled "Sub- Adviser – Portfolio Management – Other Accounts Managed" is deleted in its entirety and replaced with the following:

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies			Vehicles
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Manager	Accounts		Accounts		Accounts
Anil Katarya, CFA2	1	$41,233,134	4	$2,523,916,528	15	$20,977,339,147

2As of March 31, 2022.

3.The line items with respect to Voya Emerging Markets Corporate Debt Fund and Voya Emerging Markets Hard Currency Debt Fund in the table in the sub-section of the SAI entitled "Sub-Adviser

– Portfolio Management – Compensation" are deleted in their entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark

Voya Emerging Markets Corporate	Anil Katarya, CFA and Anthony Routh	J.P. Morgan Corporate Emerging Markets
Debt Fund		Bond Index Diversified

Voya Emerging Markets Hard	Anil Katarya, CFA and Anthony Routh	J.P. Morgan Emerging Markets Bond
Currency Debt Fund		Global Diversified Index

4.The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Ownership of Securities – Voya Emerging Markets Corporate Debt Fund" is deleted in its entirety and replaced with the following:

Voya Emerging Markets Corporate Debt Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Anil Katarya, CFA1	None
Anthony Routh	None

1As of March 31, 2022.

5.The tables in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Ownership of Securities – Voya Emerging Markets Hard Currency Debt Fund" are deleted in their entirety and replaced with the following:

Voya Emerging Markets Hard Currency Debt Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Anil Katarya, CFA1	None
Anthony Routh	None
1 As of March 31, 2022.

Voya Emerging Markets Hard Currency Debt Fund

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred
Compensation
Anil Katarya, CFA1	None
Anthony Routh	None

1 As of March 31, 2022.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE